Remuneration of key management personnel (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Disclosure of transactions between related parties [line items]
Fixed remuneration	$ 5,894	$ 5,404	$ 5,244
Variable remuneration	4,492	5,199	1,209
Contributions to pension plans and insurance policies	299	315	373
Share-based compensation	7,402	5,937	3,627
Termination benefits	262	316	119
Other remuneration	18	16	17
Total	$ 18,367	$ 17,187	$ 10,589
Key management personnel
Disclosure of transactions between related parties [line items]
Number of key management personnel | employee	14	14	12
Loans and advances granted	$ 0	$ 0	$ 0